TAXATION (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
TAXATION (Details 1)
Income before income taxes	$ 2,933,369	$ 1,292,352	$ 6,200,293	$ 15,204,908
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expense computed at PRC tax rate	$ 733,342	$ 323,088	$ 1,550,073	$ 3,801,227
Reconciling items:
Effect of preferential tax rate	(251,798)	(208,742)	(634,943)	(1,371,239)
Non-deductible expenses	602	69,158	36,173	606,409
Expired tax attribute carryforwards			90,805	36,499
Others				6,449
Changes in valuation allowance	83,154	131,588	38,315	(47,092)
Effective income tax expense	$ 565,300	$ 315,092	$ 1,080,423	$ 3,032,253